Share-based Awards - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended					9 Months Ended		9 Months Ended			9 Months Ended			9 Months Ended			12 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Employee Stock Plan, 2008 Plan	Sep. 30, 2013 Employee Stock Plan, 2008 Plan Individual Employee	Sep. 30, 2013 Employee Stock Plan, 2008 Plan Minimum	Sep. 30, 2013 Employee Stock Plan, 2003 Plan	Sep. 30, 2013 Employee Stock Plan, 2003 Plan Individual Employee	Sep. 30, 2013 Employee Stock Option	Sep. 30, 2012 Employee Stock Option	Sep. 30, 2013 Employee Stock Option Minimum	Sep. 30, 2013 Employee Stock Option Maximum	Sep. 30, 2013 Restricted Stock Units 2008	Sep. 30, 2013 Restricted Stock Units And Performance Stock Units 2013	Sep. 30, 2013 Restricted Stock Units (RSUs)	Sep. 30, 2012 Restricted Stock Units (RSUs)	Sep. 30, 2013 Performance Share Unit (PSUs)	Dec. 31, 2012 Performance Share Unit (PSUs)	Sep. 30, 2013 Performance Share Unit (PSUs) Minimum	Sep. 30, 2013 Performance Share Unit (PSUs) Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share						100.00%
Ordinary shares which have been reserved for issuance				6,000,000	400,000		6,000,000	400,000					1,000,000	1,600,000
Maximum number of award as percentage of shares outstanding							10.00%
Shares vesting period									5 years
Shares expiration period									8 years
Contractual term of options outstanding									4 years 5 months 16 days			8 years
Options granted fair value											$ 3.68	$ 13.93
Weighted average fair value per option									$ 8.19
Exercisable - number of shares									1,858,811
Exercisable - weighted average remaining contractual life									3 years 2 months 1 day
Exercisable - weighted average exercise price									$ 24.24
Fully vested total intrinsic value									31,000,000
Intrinsic value of option exercised									29,500,000	4,800,000
Options granted	0								254,650
Fair value of stock units vested															1,100,000	0
Stock units vested															50,000		0	0
Number of shares expected to vest																				359,570
Cumulative EPS vesting period																			2013	2015
Non-cash stock compensation expense not yet recognized	38,500,000	38,500,000
Unrecognized stock-based compensation expense, weighted average period (years)		2 years 8 months 12 days
Tax benefit on exercise of options		$ 397,000	$ 900,000